Financial Risk Review (Tables)	6 Months Ended
Jun. 30, 2024
Financial Risk Review [Abstract]
Schedule of Information about the Credit Risk Exposure of Lifezone’s Financial Assets	Set out in the following page is the information about the credit risk exposure of Lifezone’s financial assets as at June 30, 2024 and December 31, 2023.
	June 30,	December 31,
	2024	2023
	$	$
Cash and cash equivalents	63,492,965	49,391,627
Other receivables	796,082	696,968
Receivables from affiliated entities	487,330	1,433,243
Related party receivables	75,000	75,000
	64,851,377	51,596,838

Schedule of Credit Risk Exposure
	Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At June 30, 2024
Cash and cash equivalent	63,492,965	-	-	-	-	-	63,492,965
Other receivables	195,439	600,643	-	-	-	-	796,082
Receivable from affiliated entities	487,330	-	-	-	-	-	487,330
Related party receivables	75,000	-	-	-	-	-	75,000
	64,250,734	600,643	-	-	-	-	64,851,377
	Days past due
	Current	31-60	61-90	91-120	>120	Impairment	Total
At December 31, 2023
Cash and cash equivalent	49,391,627	-	-	-	-	-	49,391,627
Other receivables	98,836	598,132	-	-	-	-	696,968
Receivable from affiliated entities	1,433,243	-	-	-	-	-	1,433,243
Related party receivables	75,000	-	-	-	-	-	75,000
	50,998,706	598,132	-	-	-	-	51,596,838

Schedule of Liquidity Risk	The below table reflects Lifezone liquidity risk on Trade Payables, Lease Liabilities, Derivatives liabilities. Contingent payment liabilities, excluding provisions.
	June 30,	December 31,
	2024	2023
	$	$
<=30 days	6,668,844	7,667,147
30-60 days	50,953	104,240
61-90 days	50,953	156,360
91-120 days	3,913,522	208,480
>=121 days	51,786,472	5,392,901
Total	62,470,746	13,529,128

Schedule of Financial Instruments	The following table includes financial instruments which are denominated in foreign currencies:
	June 30,	December 31,
	2024	2023
	GBP £	GBP £
Cash in banks	84,494	620,208
Prepaid expenses	109,804	134,828
Trade and other payables	432,901	489,117

	AUD	AUD
Cash in banks	1,091,458	2,587,533
Trade receivables	3,297,139	112,069
Prepaid expenses	153,598	238,181
Trade and other payables	1,349,683	743,959

	EUR	EUR
Cash in banks	6,047	133,685

	TZS	TZS
Cash in banks	1,525,484,567	1,259,494,294

	ZAR	ZAR
Cash in banks	42,633	937,684

Schedule of Demonstrates the Estimated Sensitivity	The following table demonstrates the estimated sensitivity to a reasonably possible change in the GBP, TZS, ZAR, and AUD exchange rates, with all other variables held constant. The impact on Lifezone’s profit is due to changes in the fair value of monetary assets and liabilities. Lifezone’s exposure to foreign currency changes for all other currencies is not considered material.
	June 30,	December 31,
	2024	2023
Effect on Profit
Change in GBP Rate
10%	10,691	79,202
-10%	(10,691)	(79,202)

Change in AUD Rate
10%	(72,768)	(176,987)
-10%	72,768	176,987

Change in EUR Rate
10%	648	14,858
-10%	(648)	(14,858)

Change in TZS Rate
10%	(58,121)	(50,079)
-10%	58,121	50,079

Change in ZAR Rate
10%	(232)	(5,058)
-10%	232	5,058